OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Accounts Receivable and Prepaid expenses
	December 31,
	2012	2011

Prepaid expenses	$146	$93
Government authorities	56	37
Receivables on account of share capital	54	22
Forward and cylinder contracts	31	-
Other	36	6

	$323	$158